Net debt	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Net debt
22. Net debt

		2024 $m	2023 $m

Cash and cash equivalents		1,008	1,322

Loans and other borrowings	– current	(398)	(599)

	– non-current	(2,876)	(2,567)

Lease liabilities	– current	(26)	(30)

	– non-current	(388)	(396)

Principal amounts payable on maturity of derivative financial instruments (note 23 )		(102)	(2)

Net debt		(2,782)	(2,272)

Movement in net debt	2024 $m	2023 $m

Net (decrease)/increase in cash and cash equivalents, net of overdrafts	(269)	339

Add back financing cash flows in respect of other components of net debt:

Principal element of lease payments	46	28

Issue of long-term bonds	(834)	(657)

Repayment of long-term bonds	547	–

Settlement of currency swaps	45	–

	(196)	(629)

Increase in net debt arising from cash flows	(465)	(290)

Other movements:

Lease liabilities	(36)	(25)

Increase in accrued interest	(6)	(2)

Exchange and other adjustments	(3)	(104)

	(45)	(131)

Increase in net debt	(510)	(421)

Net debt at beginning of the year	(2,272)	(1,851)

Net debt at end of the year	(2,782)	(2,272)

Net debt as calculated for bank covenants can be found on page 238.

Loans and other borrowings (excluding bank overdrafts), lease liabilities and currency swaps and forwards comprise the liabilities included in the financing activities section of the Group statement of cash flows and their movements are analysed as follows:

	At 1 January 2024 $m	Financing cash flows $m	Exchange adjustments $m	Other $m	a,b	At 31 December 2024 $m

Lease liabilities	426	(46)	(2)	36		414

Bonds	3,122	287	(157)	5		3,257

	3,548	241	(159)	41		3,671

Currency swaps	20	(45)	–	103		78

Currency forwards	(15)	–	–	11		(4)

	3,553	196	(159)	155		3,745

	At 1 January 2023 $m	Financing cash flows $m	Exchange adjustments $m	Other $m	a,b	At 31 December 2023 $m

Lease liabilities	427	(28)	2	25		426

Bonds	2,341	657	123	1		3,122

	2,768	629	125	26		3,548

Currency swaps	4	–	–	16		20

Currency forwards	–	–	–	(15)		(15)

	2,772	629	125	27		3,553

a.	The non-cash increase in lease liabilities principally arises from additions and other re-measurements.

b.	The change in value of currency swaps represents fair value movements and additions.